Income Tax	12 Months Ended
Dec. 31, 2017
Income tax [abstract]
Income tax
12	Income tax

	2015 RMB’000	2016 RMB’000	2017 RMB’000
-Current income tax	82,753	1,828,868	1,714,955
-Deferred taxation	844,024	(32,046)	(16,216)

Income tax expense	926,777	1,796,822	1,698,739

A reconciliation of the expected income tax calculated at the applicable tax rate and total profit with the actual income tax is as follows:

	2015 RMB’000	2016 RMB’000	2017 RMB’000
Profit before taxation	4,237,188	7,778,295	7,852,898

Expected PRC income tax at the statutory tax rate of 25%	1,059,297	1,944,574	1,963,225
Tax effect of share of profit of investments accounted for using the equity method	(140,509)	(225,813)	(307,547)
Tax effect of other non-taxable income	(19,178)	(16,610)	(8,733)
Tax effect of non-deductible loss, expenses and costs	5,486	23,578	7,268
True up for final settlement of enterprise income taxes in respect of previous year	1,752	32,457	(15,121)
Utilisation of previously unrecognized tax losses	—	(58)	(1,185)
Tax losses for which no deferred income tax asset was recognized	32,273	25,219	60,832
Temporary differences for which no deferred income tax asset was recognized in current year	15	13,511	—
Utilisation of previously unrecognised temporary differences	(12,359)	(36)	—

Actual income tax	926,777	1,796,822	1,698,739

The provision for PRC income tax is calculated at the rate of 25% (2016 and 2015: 25%) on the estimated taxable income of the year ended 31 December 2017 determined in accordance with relevant income tax rules and regulations. The Group did not carry out business overseas and therefore does not incur overseas income taxes.

(i)	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2016	2017
	RMB’000	RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	69,382	87,341
– Deferred tax asset to be recovered within 12 months	40,309	37,053

	109,691	124,394

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(4,500)	(3,574)
– Deferred tax liabilities to be recovered within 12 months	(2,100)	(1,513)

	(6,600)	(5,087)

Deferred tax assets - net	103,091	119,307

(ii)	Movements in deferred tax assets and liabilities are as follows:

	Balance at 1 January 2016	Recognized in income statement	Balance at 31 December 2016
	RMB’000	RMB’000	RMB’000
Impairment for bad and doubtful debts, provision for inventories and payroll payables	19,792	1,081	20,873
Provision for impairment losses in fixed assets, construction in progress	137,908	35,868	173,776
Difference in depreciation	(91,321)	(7,755)	(99,076)
Capitalisation of borrowing costs	(8,701)	2,101	(6,600)
Tax losses carried forward	2,875	(2,875)	—
Share option	5,675	4,501	10,176
Others	4,817	(875)	3,942

Deferred tax assets	71,045	32,046	103,091

	Balance at 1 January 2017	Recognized in income statement	Balance at 31 December 2017
	RMB’000	RMB’000	RMB’000
Impairment for bad and doubtful debts and provision for inventories	20,873	3,634	24,507
Provision for impairment losses in fixed assets	173,776	29,212	202,988
Difference in depreciation	(99,076)	(16,419)	(115,495)
Capitalisation of borrowing costs	(6,600)	2,933	(3,667)
Share option	10,176	(6,360)	3,816
Others	3,942	3,216	7,158

Deferred tax assets	103,091	16,216	119,307

The Group recognizes deferred tax assets only to the extent that it is probable that future taxable income will be available against which the assets can be utilised. Based on the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets will be utilised, management believes that it is probable the Group will realize the benefits of these temporary differences for which deferred tax assets have been recognized.

(iii)	Deferred tax assets not recognized

As at 31 December 2017, certain subsidiaries of the Company did not recognise the deferred tax assets in respect of the impairment losses on property, plant and equipment amounting to RMB 486,592 thousands and provision for inventories amounting to RMB 47,582 thousands (31 December 2016: RMB 456,623 thousands and RMB 46,190 thousands respectively), because it was not probable that the related tax benefit would be realized.

As at 31 December 2017, certain subsidiaries of the Company did not recognize the deferred tax assets of RMB 607,753 thousands (31 December 2016: RMB 432,634 thousands) in respect of unused tax losses carried forward for PRC income tax purpose because it was not probable that the related tax benefit would be realized.

Tax losses carried forward that are not recognised as deferred tax assets will expire in the following years:

	2016	2017
	RMB’000	RMB’000
2017	68,211	—
2018	63,733	63,733
2019	70,723	70,723
2020	140,591	140,591
2021	89,376	89,376
2022	—	243,330

	432,634	607,753